UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment [_]; Amendment Number:
                                              ---------
  This Amendment (Check only one.):         [_] is a restatement.
                                            [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        JGD Management Corp.
Address:     767 Fifth Avenue
             17th Floor
             New York, NY 10153

Form 13F File Number: 28-05440
                         -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Adam J. Semler
Title:       Chief Financial Officer
Phone:       (212) 300-1300

Signature, Place, and Date of Signing:

   /s/ Adam J. Semler           New York, New York          August 14, 2009
-------------------------  ----------------------------    -----------------
     [Signature]                   [City, State]                [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                            --------------------

Form 13F Information Table Entry Total:             78
                                            --------------------

Form 13F Information Table Value Total:          $1,753,600        (thousands)
                                            --------------------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13 INFORMATION TABLE

          COLUMN 1               COLUMN 2        COLUMN 3  COLUMN 4         COLUMN 5       COLUMN 6   COLUMN 7        COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                            VALUE     SHRS OR   SH/ PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS     CUSIP    (X$1000)   PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE   SHARED  NONE
AK STL HLDG CORP                COM              001547108   96,359   5,021,326  SH           SOLE            5,021,326
ALLERGAN INC                    COM              018490102   52,383   1,100,940  SH           SOLE            1,100,940
AMERICAN TOWER CORP             CL A             029912201   13,163     417,472  SH           SOLE              417,472
BANK OF AMERICA CORPORATION     COM              060505104  114,328   8,661,186  SH           SOLE            8,661,186
CABLEVISION SYS CORP            CL A NY CABLVS   12686C109    2,523     130,000  SH           SOLE              130,000
CHEMTURA CORP                   COM              163893100    1,887   7,862,963  SH           SOLE            7,862,963
CROWN HOLDINGS INC              COM              228368106    2,414     100,000  SH           SOLE              100,000
DANA HOLDING CORP               COM              235825205    1,440   1,125,000  SH           SOLE            1,125,000
EXXON MOBIL CORP                COM              30231G102      264       3,780  SH           SOLE                3,780
FRESENIUS KABI PHARMACEUTHLD    RIGHT 6/30/2011  35802M115      121     447,580  SH           SOLE              447,580
GENERAL GROWTH PPTYS INC        COM              370021107    5,948   3,250,000  SH           SOLE            3,250,000
GOLD FIELDS LTD NEW             SPONSORED ADR    38059T106    1,205     100,000  SH           SOLE              100,000
HERTZ GLOBAL HOLDINGS INC       COM              42805T105    2,197     275,000  SH           SOLE              275,000
LIBERTY MEDIA CORP NEW          INT COM SER A    53071M104   39,979   7,979,854  SH           SOLE            7,979,854
MARKET VECTORS ETF TR           GOLD MINER ETF   57060U100      756      20,000  SH           SOLE               20,000
MARTIN MARIETTA MATLS INC       COM              573284106   51,059     647,300  SH           SOLE              647,300
MGM MIRAGE                      COM              552953101      479      75,000  SH           SOLE               75,000
NAVISTAR INTL CORP NEW          COM              63934E108   44,311   1,016,317  SH           SOLE            1,016,317
OPEN TEXT CORP                  COM              683715106      911      25,000  SH           SOLE               25,000
PRECISION DRILLING TR           TR UNIT          740215108   30,967   6,345,723  SH           SOLE            6,345,723
PRINCIPAL FINANCIAL GROUP IN    COM              74251V102   18,884   1,002,315  SH           SOLE            1,002,315
PRUDENTIAL FINL INC             COM              744320102   18,623     500,360  SH           SOLE              500,360
QUEST SOFTWARE INC              COM              74834T103    1,394     100,000  SH           SOLE              100,000
SHIRE PLC                       SPONSORED ADR    82481R106   10,370     250,000  SH           SOLE              250,000
SINA CORP                       ORD              G81477104    3,877     131,500  SH           SOLE              131,500
SPDR GOLD TRUST                 GOLD SHS         78463V107    1,368      15,000  SH           SOLE               15,000
DIRECTV GROUP INC               COM              25459L106    4,581     185,399  SH           SOLE              185,399
GRACE W R & CO DEL NEW          COM              38388F108    5,182     418,900  SH           SOLE              418,900
WALTER ENERGY INC               COM              93317Q105   36,392   1,004,190  SH           SOLE            1,004,190
WENDYS ARBYS GROUP INC          COM              950587105    1,600     400,000  SH           SOLE              400,000
BERKLEY W R CORP                COM              084423102   34,921   1,626,491  SH           SOLE            1,626,491
ARROWHEAD RESH CORP             COM              042797100      228     519,030  SH           SOLE              519,030
GILAT SATELLITE NETWORKS LTD    SHS NEW          M51474118   32,566   8,121,651  SH           SOLE            8,121,651
ICO GLOBAL COMM HLDGS LTD DE    CL A             44930K108      186     300,000  SH           SOLE              300,000
RCN CORP                        COM NEW          749361200   51,469   8,621,283  SH           SOLE            8,621,283
SUN AMERICAN BANCORP            COM NEW          86664A202      541   1,104,697  SH           SOLE            1,104,697
DATA DOMAIN INC                 COM              23767P109    5,647     169,164  SH           SOLE              169,164
EMULEX CORP                     COM NEW          292475209    4,689     479,420  SH           SOLE              479,420
ENTRUST INC                     COM              293848107      342     188,946  SH           SOLE              188,946
SUN MICROSYSTEMS INC            COM NEW          866810203  171,200  18,568,318  SH           SOLE           18,568,318
TERRA INDS INC                  COM              880915103    1,293      53,400  SH           SOLE               53,400
WIND RIVER SYSTEMS INC          COM              973149107    3,186     278,000  SH           SOLE              278,000
CF INDS HLDGS INC               COM              125269100   46,607     628,635  SH           SOLE              628,635
LIBERTY MEDIA CORP NEW          ENT COM SER A    53071M500  127,453   4,773,515  SH           SOLE            4,773,515
NATCO GROUP INC                 CL A             63227W203   13,178     400,312  SH           SOLE              400,312
PEPSI BOTTLING GROUP INC        COM              713409100   83,603   2,470,547  SH           SOLE            2,470,547
PEPSIAMERICAS INC               COM              71343P200   19,790     738,173  SH           SOLE              738,173
SCHERING PLOUGH CORP            COM              806605101  114,487   4,557,620  SH           SOLE            4,557,620
WYETH                           COM              983024100  198,456   4,372,250  SH           SOLE            4,372,250
MDS INC                         COM              55269P302      525     100,000  SH           SOLE              100,000
PETRO-CDA                       COM              71644E102    5,605     145,100  SH           SOLE              145,100
EASYLINK SERVICES INTL CORP     CL A             277858106    3,897   2,546,949  SH           SOLE            2,546,949
ABOVENET INC                    COM              00374N107  111,737   1,381,334  SH           SOLE            1,381,334
TECK RESOURCES LTD              CL B             878742204   47,852   3,000,000  SH           SOLE            3,000,000
MYLAN INC                       PFD CONV         628530206    6,047       7,000  SH           SOLE                7,000
SPDR TR                         PUT              78462F953    4,854       6,000  SH  PUT      SOLE                6,000
ACORDA THERAPEUTICS INC         CALL             00484M906      884        1150  SH  CALL     SOLE                 1150
ALLEGHENY ENERGY INC            CALL             017361906      285         500  SH  CALL     SOLE                  500
BANK OF AMERICA CORPORATION     CALL             060505904   23,968      43,100  SH  CALL     SOLE               43,100
CF INDS HLDGS INC               CALL             125269900      630       2,100  SH  CALL     SOLE                2,100
CONTINENTAL AIRLS INC           CALL             210795908    2,115      11,750  SH  CALL     SOLE               11,750
DELTA AIR LINES INC DEL         CALL             247361902    1,539      11,750  SH  CALL     SOLE               11,750
HESS CORP                       CALL             42809H907      204       8,167  SH  CALL     SOLE                8,167
HOME DEPOT INC                  CALL             437076902    5,400      30,000  SH  CALL     SOLE               30,000
LIBERTY MEDIA CORP NEW          CALL             53071M900      863       2,500  SH  CALL     SOLE                2,500
LOWES COS INC                   CALL             548661907    5,775      17,500  SH  CALL     SOLE               17,500
NII HLDGS INC                   CALL             62913F901      141      11,250  SH  CALL     SOLE               11,250
PRUDENTIAL FINL INC             CALL             744320902      925       5,000  SH  CALL     SOLE                5,000
WALTER ENERGY INC               CALL             93317Q905    1,400       2,500  SH  CALL     SOLE                2,500
ASBURY AUTOMOTIVE GROUP INC     NOTE 3.000% 9/1  043436AG9    1,775   2,500,000  PRN          SOLE            2,500,000
ANADIGICS INC                   NOTE 5.000% 10/1 032515AD0      120     125,000  PRN          SOLE              125,000
ALPHA NATURAL RESOURCES INC     NOTE 2.375% 4/1  02076XAA0   32,887  41,367,000  PRN          SOLE           41,367,000
CIENA CORP                      NOTE 0.250% 5/0  171779AB7    1,950   3,000,000  PRN          SOLE            3,000,000
EPICOR SOFTWARE CORP            NOTE 2.375% 5/1  29426LAA6    1,300   2,000,000  PRN          SOLE            2,000,000
INTERNATIONAL COAL GRP INC N    NOTE 9.000% 8/0  45928HAD8    9,191  11,277,000  PRN          SOLE           11,277,000
SANDISK CORP                    NOTE 1.000% 5/1  80004CAC5    6,500  10,000,000  PRN          SOLE           10,000,000
MIRANT CORP NEW                 *W EXP 01/03/201 60467R126       43      12,480  SH           SOLE               12,480
MIRANT CORP NEW                 *W EXP 01/03/201 60467R118      382     122,372  SH           SOLE              122,372